Share Based Compensation	12 Months Ended
Sep. 30, 2025
Share Based Compensation [Abstract]
SHARE BASED COMPENSATION
13.	SHARE BASED COMPENSATION

The Group utilized Yijia Inc., a company controlled by the Founder as a vehicle to hold shares that will be used to provide incentives and rewards to employees and executives who contribute to the success of the Group’s operations. According to the Group’s board resolutions, in July 2017 and March 2018, 86 million shares were reserved to Yijia Inc. Yijia Inc. has no activities other than administrating the incentive program and does not have any employees. On behalf of the Group and subject to approvals from the board or directors, the Founder has the authority to select eligible participants to whom equity awards will be granted; determine the number of shares covered; and establish the terms, conditions and provision of such awards. The board resolutions allow the grantees to hold options to purchase from the Yijia Inc. the equity shares of the Group.

As of June 24, 2022, Yijia Inc. held 7.52 billion Class B ordinary shares. On June 24, 2022, Yijia Inc. transferred all reserved ordinary shares to Golden Stream Limited, a company controlled by Mr. Qu Chengcai, the former Chief Executive Officer of the Group. Upon transfer, the Class B ordinary shares previously held by Yijia Inc. were automatically converted to Class A ordinary shares pursuant to the Company’s third amended and restated memorandum and articles of association. Since then, Golden Stream Limited became a vehicle to hold shares that will be used to provide incentives and rewards to employees and executives who contribute to the success of the Group’s operations. The board resolutions allow the grantees to hold options to purchase from the Golden Stream Limited the equity shares of the Group.

All the share information disclosed under Stock Option A and Stock Option B in this section refers to the shares of the Group the grantees are entitled through Yijia Inc. shares before June 24, 2022 and through Golden Stream Limited after June 24, 2022. The related expenses are reflected in the Group’s consolidated financial statements as share-based compensation expenses with an offset to additional paid-in capital. Given the shares owned by Yijia Inc./ Golden Stream Limited for the purpose of the incentive program are existing and outstanding shares of the Group, the options do not have any dilution effect on the (losses) earnings per share (see Note 14).

Stock Option A

On August 31, 2014, April 21, 2016, October 17, 2016 and October 18, 2016, the Group granted an aggregate number of 26.86 million share options to certain management, employees and non-employees of the Group. Under the plan, the exercise price was US$0.0031 (RMB0.02) per share and vests 50% on the first and second anniversary after the IPO date. All grantees were restricted from transferring more than 25% of their total exercised ordinary shares each year after the exercise date. Given the vesting was contingent on the IPO and vested on the first and second anniversary after the IPO date, no share-based compensation expense is recognized until the date of IPO. For the year ended September 30, 2021, no share options were vested or exercised. As of September 30, 2024 and 2025, the number of outstanding options is 1,025,000,000 and 1,025,000,000, respectively, which was equal to the number of option expected to be vested. The remaining Stock Options A are exercisable into 1,025,000,000 Class B ordinary shares. Because the exercise price is out of money, the weighted average intrinsic value of the outstanding options and the options expected to vest was nil. All the remaining Stock Options A are expired at December 31, 2025.

Stock Option B

On July 31, 2017, the Group granted 43.14 million share options to management and employees of the Group. The options vested immediately upon the grant date and the exercise price were US$0.0031 (RMB0.02) per share. All grantees were restricted from transferring its exercised ordinary shares during certain periods subsequent to the IPO date (the “lock-up period”). If the grantee resigned from the Group before the IPO or during the lock-up period, the Group has the right to repurchase the share options or ordinary shares at the exercise price. The Group believes that the repurchase feature is effectively to require the employee to remain throughout the requisite period in order to receive any economic benefit from the award. As such, the repurchase feature functions as a vesting condition that is contingent on the IPO, no share-based compensation expense is recognized until the date of IPO. As of September 30, 2023 and 2024, the Group had 2,385,000,000 and 2,385,000,000 share options outstanding, vested and exercisable. The remaining Stock Options B are exercisable into 2,385,000,000 Class A ordinary shares. Because the exercise price is out of money, the weighted average intrinsic value of these share options were nil. All the remaining Stock Options B are expired at December 31, 2025.

Binomial options pricing model was applied in determining the estimated fair value of the options granted. The model requires the input of highly subjective assumptions including the estimated expected stock price volatility and, the exercise multiple for which employees are likely to exercise share options. The estimated fair value of the ordinary shares, at the option grants, was determined with assistance from an independent third party valuation firm. The Group’s management is ultimately responsible for the determination of the estimated fair value of its ordinary shares.

The following table presents the assumptions used to estimate the fair values of the share options granted in the years presented:

	April 2016		October 2016		July 2017
Risk-free rate of return		3.18%		3.18%		3.21%
Contractual life of option		10 years		10 years		8.4 years
Estimated volatility rate		37%		37%		35%
Expected dividend yield		0%		0%		0%
Fair value of underlying ordinary shares	US$	0.0003	US$	0.0004	US$	0.0005

2019 Share Incentive Plan

The 2019 Share Incentive Plan became effective immediately upon the completion of our initial public offering. The maximum number of shares that may be issued under the 2019 Plan is 10% of the total outstanding shares as of the date of the consummation of our initial public offering.

In June 2022, the Group issued 7.2 billion stock options with nil exercise price to Mr. Qu, the Chief Executive Officer of the Company. All of the stock options were vested and exercised immediately upon grant. The Group recorded stock options at the grant date fair value per ADS of US$0.0363425, ADS reverse split in November and December 2023) by reference to the share price in the open market on grant date.

In June 2022, the Group issued 5.036 billion stock options with nil exercise price to Mr. Sun, the Chief Financial Officer of the Company, of which 4.318 billion stock options vested and exercised immediately upon grant, 359 million stock options vested on August 3, 2022, and the remaining 359 million stock options vested on August 3, 2023. As of September 30, 2025, neither of the 359 million stock options vested on August 3, 2022 or the 359 million stock options vested on August 3, 2023 were exercised by or issued to Mr. Sun. The Group recorded stock options at the grant date fair value per ADS of US$0.0363425, ADS reverse split in November and December 2023) by reference to the share price in the open market on grant date.

2022 Share Incentive Plan

On November 18, 2022, the board of directors has approved and adopted a new share incentive plan (the “2022 Plan”). The maximum number of shares available for issuance under the 2022 Plan is 250,000,000,000 Class B ordinary shares of the Company.

In respect of matters requiring the votes of shareholders, holders of Class A ordinary shares are entitled to one vote per share, while holders of Class B ordinary shares are entitled to ten votes per share based on our dual class share structure. Each Class B ordinary share is convertible into one (1) Class A ordinary share at any time by the holder thereof, while Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. Upon any transfer of Class B ordinary shares by a holder thereof to any person or entity which is not an affiliate of such holder, such Class B ordinary shares shall be automatically and immediately converted into the equal number of Class A ordinary shares.

The board of directors has also approved the issuance of the Shares to an ESOP Platform, which is holding these Shares and will act upon the instructions from a senior management committee of the Company determined on a unanimous basis in relation to the voting and, prior to the vesting of the Shares to the relevant grantee of the share-based awards under the 2022 Plan, the disposition of the Shares. The Shares held by the ESOP Platform are reserved for share-based awards that the Company may grant in the future under the 2022 Plan. As of the date of this report, 250,000,000,000 Class B ordinary shares were reserved to 2022 Plan and no Class B ordinary shares have been issued under the 2022 Plan.

2024 Equity Incentive Plan

On June 6, 2024, the Company adopted an equity incentive plan (the “2024 Equity Incentive Plan”) and issued thereunder 6,142,789,000,000 Class B ordinary shares, par value US$0.0000001 per share, of the Company (the “Reserved Shares”) to the ESOP Platform. The ESOP Platform will hold the Reserved Shares (i) before any granting or vesting to the participants of the 2024 Equity Incentive Plan, and (ii) after any vesting to the participants, on behalf of the participants pursuant to the respective share award agreements.

2025 Equity Incentive Plan

On May 9, 2025, the Company adopted an equity incentive plan (the “2025 Equity Incentive Plan”) and issued thereunder 11,800,000,000 Class B ordinary shares, par value US$0.0000001 per share, of the Company (the “Reserved Shares”) to ESOP Platform. The ESOP Platform will hold the Reserved Shares (i) before any granting or vesting to the participants of the 2025 Equity Incentive Plan (the “Participants”), and (ii) after any vesting to the Participants, on behalf of the Participants pursuant to the respective share award agreements.

A summary of option balances from the years ended September 30, 2023 to 2025 is presented below:

	Number of Options	Exercise Price RMB	Remaining Contractual Life
Outstanding, as of September 30, 2023	4,128,005,400	0.02	2.44
Vested and exercisable as of September 30, 2025	3,410,000,000	0.02	1.96
Vested or expected to vest as of September 30, 2025	4,128,005,400	0.02	2.44

The Group recognized the compensation cost for the stock options on a straight line basis over the requisite service periods. For the years ended September 30, 2023, 2024 and 2025, the Group recorded compensation expenses of RMB 4,782 and RMB 2,507 and nil in connection with the above stock options. As of September 30, 2025, the Group had no unrecognized compensation expenses for stock options.

For the years ended September 30, 2023, 2024 and 2025, the total share-based compensation expenses were comprised of the following:

	For the years ended September 30,
	2023	2024	2025
Selling and marketing expenses	—	—	—
General and administrative expenses	4,782	2,507	—
Research and development expenses	—	—	—
	4,782	2,507	—